INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate		11.00%
Increase in deferred income tax liability due to change in provincial corporate income tax rate	$ 10
Supplementary charge tax rate			10.00%	20.00%
Decrease in deferred corporate tax liability			$ 107
Petroleum revenue tax rate			0.00%	35.00%
Recovery PRT rate for prior taxation years			50.00%
Decrease in deferred PRT liability			$ 228
Increase in deferred corporate income tax liability due to change in PRT rate			$ 114
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 750
Changes in tax rate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate	12.00%